Supplement dated December 15, 2008 to the Prospectus dated May 1, 2008 for the
Pacific Value variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

Effective January 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	0.95%
Flexible Lifetime Income Plus (Joint)	1.10%
Automatic Income Builder	0.95%
Foundation 10	1.35%
Guaranteed Protection Advantage 3 (GPA 3)	0.55%
Guaranteed Protection Advantage 5 (GPA 5)	0.55%

Effective January 1, 2009, all references in the Prospectus to the Annual Credit for the Flexible Lifetime Income Plus Rider (Single) or the Flexible Lifetime Income Plus Rider (Joint) will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the Annual Credit is 5%. If your Rider Effective Date is before January 1, 2009, the Annual Credit will not change and will remain at 7%.

Effective January 1, 2009, all references in the Prospectus to the Withdrawal Percentage for the Automatic Income Builder Rider will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	4.0%
59 1/2 - 69	4.0%
70 - 84	5.0%
85 and older	6.0%

If your Rider Effective Date is before January 1, 2009, the Withdrawal Percentages will not change. The following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

The AN OVERVIEW OF PACIFIC VALUE section is amended as follows:

The first paragraph of the Transferring among Investment Options subsection is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation Investment Options. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make one additional transfer of all or a portion of your Variable Account Value to the Money Market Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or under an asset allocation program established and maintained by us are excluded from the limitation. Some restrictions may apply to transfers to or from any fixed option.

The Total Annual Fund Operating Expenses subsection is replaced with the following:

This table shows the minimum and maximum total annual operating expenses paid by the Portfolios that you indirectly pay during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing and/or distribution (12b-1) fees, and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2007, adjusted to reflect anticipated changes in fees and expenses, or for new Portfolios, based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in more detail in each Fund Prospectus.

	Minimum	Maximum

Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.27%	2.37%
Range of total annual portfolios operating expenses after any waivers or expense reimbursements	0.27%	1.54%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect at least through April 30, 2009. There can be no assurance that expense waivers or reimbursements will be extended beyond their current terms, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses of that Fund.

You will find more information about the underlying Funds in each underlying Fund prospectus.

The Examples subsection is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2007. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the PDBR, EEG, Flexible Lifetime Income Plus (Joint), GPA 3 and GIA II Riders. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2007. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,629	$3,097	$4,575	$8,279
Minimum†	$1,015	$1,267	$1,548	$2,390

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,629	$2,467	$4,125	$8,279
Minimum†	$1,015	$637	$1,098	$2,390

•	If you did not surrender, nor annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$819	$2,467	$4,125	$8,279
Minimum†	$205	$637	$1,098	$2,390

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The YOUR INVESTMENT OPTIONS section is amended as follows:

The Your Variable Investment Options subsection is amended to include the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
American Funds Asset Allocation	High total return. (Preservation of capital over the long-term is of secondary importance.)	A master fund that invests in equity and fixed income securities of both U.S. and non-U.S. companies and in money market instruments.	Capital Research and Management Company (adviser to the Master Asset Allocation Fund)

		THE PORTFOLIO’S	PORTFOLIO
AIM VARIABLE INSURANCE FUNDS	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER

AIM V.I. PowerShares ETF Allocation Fund Series II	Provide total return consistent with a moderate level of risk relative to the broad stock market.	Principally invests in exchange traded funds (ETFs) with the expectation to invest, normally, at least 80% of its assets in portfolios of underlying PowerShares ETFs. The fund’s target allocation is to invest approximately 40% to 70% in underlying funds that invest primarily in equity securities and 30% to 60% in underlying funds that invest primarily in fixed income securities.	Invesco Aim Advisors, Inc.

GE INVESTMENTS		THE PORTFOLIO’S	PORTFOLIO
FUNDS, INC.	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
GE Investments Total Return Fund Class 4	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	Invests primarily in a combination of U.S. and non-U.S. equity securities and investment-grade debt securities.	GE Asset Management Inc.

		THE PORTFOLIO’S	PORTFOLIO
VAN KAMPEN LIFE INVESTMENT TRUST	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Van Kampen Global Tactical Asset Allocation Portfolio Class II*	Seek capital appreciation over time.	Invests primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.	Van Kampen Asset Management

*	For more complete information on the Van Kampen Global Tactical Asset Allocation Portfolio, Class II, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolio. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolio is not complete and may be changed. A registration statement for the shares of the portfolio was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell shares of the portfolio.

The portfolio manager of the Diversified Bond portfolio is changed to the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of varying qualities and terms to maturity of both U.S. and non-U.S. companies and derivatives relating to such securities or related indexes.	Western Asset Management Company

The Investment Advisers subsection is amended to include the following:

Invesco Aim Advisors, Inc. is the investment adviser for the AIM Variable Insurance Funds and has retained other affiliated sub-advisers to manage the portfolio.

GE Asset Management Inc. is the investment adviser for the GE Investments Funds, Inc.

Van Kampen Asset Management is the investment adviser for the Van Kampen Life Investment Trust.

The HOW YOUR INVESTMENTS ARE ALLOCATED section is amended as follows:

Group D of the Custom Model subsection is amended to include the following Investment Options:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

The first paragraph of the Transfers and Market-timing Restrictions—Transfers subsection is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Investments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month.

The OTHER OPTIONAL RIDERS section is amended as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.

Effective January 1, 2009, the Purchasing the Foundation 10 Rider subsection of the Foundation 10 Rider is replaced with the following:

This Rider is no longer available for purchase.

The ADDITIONAL INFORMATION section is amended as follows:

The second paragraph of the Service Arrangements subsection is amended to include the following:

Invesco Aim Advisors, Inc. pays us for each AIM Variable Insurance Funds portfolio (Series II) held by our separate accounts. Van Kampen Funds Inc. pays us for each Van Kampen Life Investment Trust portfolio (Class II) held by our separate accounts.

Supplement dated December 15, 2008 to the Statement of Additional Information dated May 1, 2008 for the
Pacific Odyssey, Pacific Portfolios, Pacific One, Pacific One Select, Pacific Innovations,
Pacific Innovations Select, Pacific Select Variable Annuity and Pacific Value
variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Statement of Additional Information dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.